Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography (audited) (Details) - GBP (£)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
On-balance sheet
Cash and balances at central banks	£ 150,258,000,000	£ 177,069,000,000	£ 171,082,000,000
Cash collateral and settlement balances	83,256,000,000	77,222,000,000
Loans and advances at amortised cost	339,115,000,000	326,406,000,000
Reverse repurchase agreements and other similar secured lending	3,379,000,000	2,308,000,000
Trading portfolio assets	114,195,000,000	104,187,000,000
Financial assets at fair value through the income statement	133,086,000,000	149,648,000,000
Derivative financial instruments	229,236,000,000	222,538,000,000
Financial assets at fair value through other comprehensive income	65,750,000,000	52,816,000,000
Other assets	1,375,000,000	1,006,000,000
Total Assets	1,140,229,000,000	1,133,300,000,000	£ 1,133,200,000,000
Off-balance sheet
Contingent liabilities	24,527,000,000	20,303,000,000
Total off-balance sheet	358,982,000,000	344,526,000,000
Total	1,414,036,000,000	1,410,915,000,000
Credit risk [member]
On-balance sheet
Cash and balances at central banks	150,258,000,000	177,069,000,000
Cash collateral and settlement balances	83,256,000,000	77,222,000,000
Loans and advances at amortised cost	339,115,000,000	326,406,000,000
Reverse repurchase agreements and other similar secured lending	3,379,000,000	2,308,000,000
Trading portfolio assets	58,117,000,000	64,517,000,000
Financial assets at fair value through the income statement	125,591,000,000	143,629,000,000
Derivative financial instruments	229,236,000,000	222,538,000,000
Financial assets at fair value through other comprehensive income	64,727,000,000
Financial investments - debt securities		51,694,000,000
Other assets	1,375,000,000	1,006,000,000
Total Assets	1,055,054,000,000	1,066,389,000,000
Off-balance sheet
Contingent liabilities		20,303,000,000
Loan commitments	334,455,000,000	324,223,000,000
Total off-balance sheet	358,982,000,000	344,526,000,000
United Kingdom [member]
Off-balance sheet
Total	571,484,000,000	575,375,000,000
United Kingdom [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	51,477,000,000	64,343,000,000
Cash collateral and settlement balances	27,431,000,000	27,418,000,000
Loans and advances at amortised cost	257,459,000,000	240,116,000,000
Reverse repurchase agreements and other similar secured lending	1,005,000,000	724,000,000
Trading portfolio assets	11,550,000,000	12,444,000,000
Financial assets at fair value through the income statement	29,001,000,000	33,842,000,000
Derivative financial instruments	69,844,000,000	69,798,000,000
Financial assets at fair value through other comprehensive income	9,444,000,000
Financial investments - debt securities		11,494,000,000
Other assets	1,170,000,000	780,000,000
Total Assets	458,595,000,000	460,959,000,000
Off-balance sheet
Contingent liabilities	7,539,000,000	5,910,000,000
Loan commitments	105,350,000,000	108,506,000,000
Total off-balance sheet	112,889,000,000	114,416,000,000
Europe [member]
Off-balance sheet
Total	482,214,000,000	473,490,000,000
Europe [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	28,273,000,000	36,045,000,000
Cash collateral and settlement balances	23,595,000,000	22,184,000,000
Loans and advances at amortised cost	46,569,000,000	49,592,000,000
Reverse repurchase agreements and other similar secured lending	15,000,000	68,000,000
Trading portfolio assets	27,621,000,000	34,369,000,000
Financial assets at fair value through the income statement	70,849,000,000	73,489,000,000
Derivative financial instruments	63,344,000,000	58,699,000,000
Financial assets at fair value through other comprehensive income	23,052,000,000
Financial investments - debt securities		13,953,000,000
Other assets	126,000,000	100,000,000
Total Assets	283,267,000,000	288,499,000,000
Off-balance sheet
Contingent liabilities	10,839,000,000	8,996,000,000
Loan commitments	188,108,000,000	175,995,000,000
Total off-balance sheet	198,947,000,000	184,991,000,000
Americas [member]
Off-balance sheet
Total	279,523,000,000	293,110,000,000
Americas [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	54,632,000,000	66,887,000,000
Cash collateral and settlement balances	26,008,000,000	22,316,000,000
Loans and advances at amortised cost	25,599,000,000	27,913,000,000
Reverse repurchase agreements and other similar secured lending	1,056,000,000	113,000,000
Trading portfolio assets	13,397,000,000	13,375,000,000
Financial assets at fair value through the income statement	11,286,000,000	20,984,000,000
Derivative financial instruments	83,165,000,000	80,003,000,000
Financial assets at fair value through other comprehensive income	24,443,000,000
Financial investments - debt securities		23,298,000,000
Other assets	79,000,000	125,000,000
Total Assets	239,628,000,000	255,014,000,000
Off-balance sheet
Contingent liabilities	3,862,000,000	3,572,000,000
Loan commitments	36,033,000,000	34,524,000,000
Total off-balance sheet	39,895,000,000	38,096,000,000
Africa and middle east [member]
Off-balance sheet
Total	68,162,000,000	56,223,000,000
Africa and middle east [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	15,130,000,000	9,076,000,000
Cash collateral and settlement balances	5,385,000,000	4,928,000,000
Loans and advances at amortised cost	6,275,000,000	5,371,000,000
Reverse repurchase agreements and other similar secured lending	470,000,000	83,000,000
Trading portfolio assets	4,786,000,000	3,616,000,000
Financial assets at fair value through the income statement	12,534,000,000	13,556,000,000
Derivative financial instruments	11,189,000,000	12,172,000,000
Financial assets at fair value through other comprehensive income	7,665,000,000
Financial investments - debt securities		2,786,000,000
Other assets	0	0
Total Assets	63,434,000,000	51,588,000,000
Off-balance sheet
Contingent liabilities	1,562,000,000	1,289,000,000
Loan commitments	3,166,000,000	3,346,000,000
Total off-balance sheet	4,728,000,000	4,635,000,000
Asia [member]
Off-balance sheet
Total	12,653,000,000	12,717,000,000
Asia [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	746,000,000	718,000,000
Cash collateral and settlement balances	837,000,000	376,000,000
Loans and advances at amortised cost	3,213,000,000	3,414,000,000
Reverse repurchase agreements and other similar secured lending	833,000,000	1,320,000,000
Trading portfolio assets	763,000,000	713,000,000
Financial assets at fair value through the income statement	1,921,000,000	1,758,000,000
Derivative financial instruments	1,694,000,000	1,866,000,000
Financial assets at fair value through other comprehensive income	123,000,000
Financial investments - debt securities		163,000,000
Other assets	0	1,000,000
Total Assets	10,130,000,000	10,329,000,000
Off-balance sheet
Contingent liabilities	726,000,000	536,000,000
Loan commitments	1,797,000,000	1,852,000,000
Total off-balance sheet	£ 2,523,000,000	£ 2,388,000,000